May 1, 2009

Virtus Insight Trust

101 Munson Street

Greenfield, Massachusetts 01301

Telephone: 860-263-4791

Facsimile: 860-241-1028

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Virtus Insight Trust

1933 Act/Rule 497(j)

CIK 0001003859

File No. 033-64915 and 811-07447

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on April 29, 2009.

Sincerely,

/s/ Todd Titus

Todd Titus

cc:	Kevin Carr Ann Flood Avery Maher